                                                   Filed Pursuant to Rule 497(e)
                                         Registration Nos. 33-36528 and 811-6161


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated February 6, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

               Disclosure Relating to the PIMCO CCM Mega-Cap Fund

         Effective on or about May 1, 2003, the PIMCO CCM Mega-Cap Fund will be renamed the PIMCO CCM Focused Growth Fund and all references to the PIMCO CCM Mega-Cap Fund in the Prospectus will be replaced with references to the PIMCO CCM Focused Growth Fund. Effective on or about May 1, 2003, the Fund Summary for the PIMCO CCM Focused Growth Fund will be revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies in the Russell 1000 Growth Index with at least $100 million in market capitalization. Previously, the Fund Summary for the PIMCO CCM Mega-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with very large market capitalizations, which it defined as the 250 largest publicly traded companies in the United States in terms of market capitalization. Accordingly, the Summary Information table on page 4 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of at least $100 million.

                                                   Filed Pursuant to Rule 497(e)
                                         Registration Nos. 33-36528 and 811-6161


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated February 6, 2003
                      to the Prospectus for Class R Shares
                             Dated December 31, 2002

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

         Subject to the approval of the Board of Trustees of the Trust, the PIMCO CCM Mid-Cap Fund intends to continue to follow the investment policy that defines companies with medium market capitalizations as those U.S. companies with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. This definition had been scheduled to change on or around May 1, 2003. In connection with this, effective immediately, the Fund Summary for the PIMCO CCM Mid-Cap Fund is revised to indicate that the Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. Previously, the Fund Summary for the PIMCO CCM Mid-Cap Fund indicated that the Fund sought to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the Russell Mid-Cap Index with at least $100 million in market capitalization. Accordingly, the Summary Information table on page 3 of the Prospectus will also be revised to indicate that the Fund has an approximate capitalization range of more than $500 million, but excluding the 200 largest capitalization companies.

                                                   Filed Pursuant to Rule 497(e)
                                         Registration Nos. 33-36528 and 811-6161


                        PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated February 6, 2003
                   to the Statement of Additional Information
                             Dated December 31, 2002

                Disclosure Relating to the PIMCO CCM Mid-Cap Fund

         The disclosure in the first paragraph of the subsection captioned "Restrictions Relating to Rule 35d-1 under the 1940 Act" under the section of the Statement of Additional Information captioned "Investment Restrictions" is revised so that numeral one thereunder reads, in its entirety:

         "1. The Mid-Cap Fund normally invests at least 80% of its assets in common stocks of companies with medium market capitalizations, defined as companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies."